Business Combination, Significant Transaction and Sale of Business (Details)						1 Months Ended												12 Months Ended
	Nov. 16, 2020 USD ($)	Feb. 06, 2020 USD ($)	Jul. 01, 2019 USD ($)	Jul. 25, 2018 USD ($)	Mar. 07, 2018 USD ($)	Nov. 30, 2020 USD ($)	Jul. 27, 2020 USD ($)	May 07, 2020 USD ($)	Apr. 22, 2020 USD ($)	Jan. 31, 2020	Nov. 30, 2019	Feb. 20, 2019	Feb. 06, 2019 USD ($)	Nov. 30, 2018 USD ($)	Nov. 13, 2018	Jul. 30, 2018	Jan. 18, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2022 USD ($)	Jan. 15, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 09, 2020 USD ($)	Jul. 09, 2020 ILS (₪)	Jun. 01, 2020 USD ($)	May 17, 2020 USD ($)	May 17, 2020 ILS (₪)	Mar. 13, 2020 USD ($)	Mar. 13, 2020 ILS (₪)	Oct. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 27, 2019 USD ($)	May 07, 2019 USD ($)	May 07, 2019 ILS (₪)	Apr. 01, 2019 USD ($)	Feb. 28, 2019 USD ($)	Nov. 30, 2018 ILS (₪)	Nov. 25, 2018 USD ($)	Jul. 25, 2018 ILS (₪)	Mar. 31, 2018 USD ($)	Mar. 13, 2018 USD ($)	Dec. 27, 2017 USD ($)
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Fair value of total consideration																									$ 17,781
Description of business combination													Matrix and the seller hold mutual options to purchase and sell (respectively) the remaining 20% interest in Dana Engineering which may be exercised following the second-year anniversary of the acquisition.
Acquisition partially paid amount			$ 1,550
Business Combination of acquisition remaining payment amount																			$ 1,550
Contingent transaction amount																			$ 1,000
Michpal Micro Computers (1983) Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Share Capital, Percentage																														86.02%	86.02%
Ofek Aerial Photography Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration																														$ 7,888	₪ 27,671
Acquired cash																														$ 3,931	₪ 14,303
Thor Denmark Holding ApS and subsidiaries [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash						$ 72,984
Fair value of total consideration						75,276
Acquisition related costs						$ 719
Acquisition of sum.cumo GmbH [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash		$ 21,506
Fair value of total consideration		$ 22,487
Description of business combination		At the acquisition date, the Sapiens issued an aggregate of 173,005 RSUs to certain employees of sum.cumo, valued at a total of $4,400. The value of these grants was not included in the purchase price of sum.cumo, since their vesting is subject to both continued employment and other performance criteria. In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561.
Knowledge Price [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Fair value of total consideration																																												$ 1,032
Description of business combination																			In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561. The results of sum.cumo’s operations have been included in the consolidated financial statements from the sum.cumo Acquisition Date.
Adaptik Corporation [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration					$ 18,179																	$ 200																				$ 17,979
Description of business combination																			payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561. The results of sum.cumo’s operations have been included in the consolidated financial statements from the sum.
Revenue and profitability targets over three years (2018-2020)					$ 3,700
Performance-based payments relating to achievement of revenue targets																			$ 1,355	$ 1,300
Delphi Technology Inc. and its subsidiary [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash							$ 13,335
Fair value of total consideration							19,600
Acquisition related costs							$ 299
PPP loan amount									$ 1,546
Maturity date									Apr. 22, 2022
Interest rate, percentage									1.00%
Tiful Gemel Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration																											$ 1,281
Percentage of subsidiary outstanding shares																											75.00%
Calculo S.A.U [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration																								$ 152									$ 5,608	$ 5,760
Description of business combination																			In addition, the sellers and senior executives are entitled to performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700.
Stoneriver, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination																				Sapiens completed the acquisition of all of the share capital of Adaptik, a New-Jersey company engaged in the development of software solutions for P&C insurers, (including policy administration, rating, billing, customer and task management and product design), for total cash consideration of $18,179 (of which $17,979 was paid in March 2018 and $200 will be paid in March 2022)
NetEffects Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash			12,500
Total cash consideration net of acquired cash								$ 4,663
Magic Software [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration																					$ 0.30											$ 4,393
Fair value of total consideration			$ 9,400
Percentage of subsidiary outstanding shares																																30.00%
Consideration paid								3,663
Assets acquired remaining balance								1,000
Stockell Information Systems, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration								7,714
Fair value of total consideration								6,265
Assets acquired remaining balance								$ 1,449
Pleasant Valley Business Solutions, LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration																																											$ 5,490
Fair value of total consideration																																											$ 7,590
Total cash consideration																																										0.70
Contingent transaction amount																																										2,819
Additional Consideration																			$ 1,833																							$ 6,500
Mobisoft and Magic Hands [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Revenue																					$ 11,340
PowWow Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash																																					$ 8,443
Fair value of total consideration																																					$ 2,040
OnTarget Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash																																						$ 12,456
Fair value of total consideration																																						$ 6,000
Gestetnertec Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration																									$ 9,169
Percentage of subsidiary outstanding shares																									51.00%	51.00%
Total cash consideration net of acquired cash																									$ 14,475
Cambium (2014) Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration				$ 750
Fair value of total consideration				$ 860																																					₪ 3,126
Description of business combination				Due to the put option, the Group recorded a financial liability in an amount of NIS 870 (approximately $239) as of the acquisition date.
Percentage of subsidiary outstanding shares				55.00%																					49.00%	49.00%															55.00%
RightStar Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration net of acquired cash	$ 3,566
Consideration paid	$ 3,040
Nertwork Infrastructure Technologies [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination										Matrix acquired 40% of the share capital of Network Infrastructure Technologies (NIT), increasing its share capital interest from 60% to 100%, for a total cash consideration of $4,500, which was paid upon closing.
Techtop Ltd.[Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Assets acquired remaining balance																																			$ 4,764
Medatech Information Technologies Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination												Matrix acquired all the share capital of Medatech Technologies, an Israeli-based company and a leading system integrator with many years of experience in distributing and implementing Priority ERP software, for NIS 85,000 (approximately $23,500) or NIS 77,753 (approximately $21,496) net of acquired cash. On April 7, 2019, Matrix acquired additional 25% of the issued and outstanding share capital of Medatech Systems Inc., (“Medatech Systems”) a subsidiary of Medatech Technologies, for NIS 5,175 (approximately $1,443) or NIS 2,007 (approximately $560) net of acquired cash. Resulting from the acquisition, Medatech Technologies interest in the issued and outstanding share capital of Medatech Systems increased to 75%. Matrix and the seller both hold mutual options to purchase and sell (respectively) 5% of the remaining share capital of Medatech Systems at the end of the second-year anniversary following the acquisition.
Dana Engineering Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Fair value of total consideration													$ 14,370
Issued and outstanding, percentage													80.00%
Noah Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination															Matrix acquired all the share capital of Noah Technologies, an Israeli based company providing engineering solutions, computerized catalogs and IT professional services, for approximately NIS 6,090 (approximately $1,651) in cash or NIS 4,251 (approximately $1,152) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments capped at NIS 4,000 (approximately $1,084), estimated on the date of the acquisition at NIS 3,089 (approximately $837), relating to achievement of certain profitability targets for the years 2019-2021. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Noah Technologies results of operations were included in the consolidated financial statements of the Company commencing December 1, 2018.
Integrity Software 2011 Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination																Matrix acquired 65% of the share capital of Integrity Software, an Israeli-based company providing software solutions to the enterprise sector in Israel in the fields of software security, IT infrastructure and virtualization, for approximately NIS 9,000 (approximately $2,454) in cash or NIS 4,881 (approximately $1,331) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments capped at NIS 4,000 (approximately $1,091), estimated on the date of the acquisition at NIS 823 (approximately $224), contingent upon the seller meeting certain profitability targets during the years 2019-2021. Matrix and the seller both hold mutual options to purchase and sell (respectively) 10% of the remaining share capital of Integrity. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Integrity Software results of operations were included in the consolidated financial statements of the Company commencing August 1, 2018.
Alius Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Fair value of total consideration																	$ 6,241
Percentage of subsidiary outstanding shares																	50.10%																							49.90%
Assets acquired remaining balance																	$ 3,000
Total cash consideration																	3,241																							$ 13,802
Estimated fair value of contingent payment																	$ 2,960
Liram Financial Software Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares																												70.00%	70.00%
Total cash consideration net of acquired cash																												$ 4,319	₪ 15,260
Remaining interest rate																												30.00%	30.00%
Unique Software Industries Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination											Michpal acquired all of the share capital of Unique Software Industries Ltd. (“Unique”), an Israeli-based company and a provider of integrated solutions in the field of payroll, including pay-stubs, pension services management, education funds management, and software solutions for managing employee attendance, for a total cash consideration of NIS 48,650 (approximately $14,049) or NIS 44,945 (approximately $12,979) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive a performance-based payment capped at NIS 12,218 (approximately $3,528), estimated on the date of the acquisition at NIS 9,736 (approximately $2,811), subject to certain milestones to be met by Unique over the following 4 years from the acquisition date.
Effective Solutions Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination														Due to the put option, a financial liability was recorded in an amount of NIS 3,028 (approximately $808) as of the acquisition date. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01. Effective Solutions results of operations were included in the consolidated financial statements of the Company commencing November 1, 2018.
Total cash consideration net of acquired cash														$ 6,516																									₪ 24,000
Issued and outstanding, percentage														80.00%																									80.00%
Remaining interest rate														20.00%																									20.00%
Events After Reporting Period [Member] | Pleasant Valley Business Solutions, LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Consideration paid																		$ 670
Events After Reporting Period [Member] | RightStar Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration																							$ 526
Israel [Member] | Gestetnertec Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Fair value of total consideration | ₪																										₪ 61,238,000
Israel, New Shekels | Techtop Ltd.[Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Fair value of total consideration | ₪																																				₪ 17,087
Bottom of range [member] | Magic Software [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares																																70.00%
Top of range [member] | Magic Software [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares																																100.00%